AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9%
	Australia - 0.5%
7,930	Coles Group Ltd.	$ 105,693
9,539	Northern Star Resources Ltd.	95,445
		201,138
	Canada - 1.4%
7,002	Barrick Mining Corporation	147,812
8,550	Kinross Gold Corporation	136,802
5,534	Power Corp of Canada	223,022
1,665	Restaurant Brands International, Inc.	112,987
		620,623
	Cayman Islands - 0.4%
30,000	CK Hutchison Holdings Ltd.	196,434

	Finland - 0.3%
29,500	Nokia OYJ	120,856

	France - 1.2%
7,441	Cie Generale des Etablissements Michelin SCA	265,592
6,222	Engie S.A.	139,388
928	Vinci S.A.	128,848
		533,828
	Germany - 0.2%
2,086	Fresenius S.E. & Company KGaA	99,989

	Hong Kong - 1.5%
32,500	AIA Group Ltd.	303,886
65,000	BOC Hong Kong Holdings Ltd.	292,294
5,000	Sun Hung Kai Properties Ltd.	59,554
		655,734
	Ireland - 5.9%
16,605	Seagate Technology Holdings PLC	2,607,151

	Israel - 1.5%
17,231	Bank Hapoalim BM	324,558

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Israel - 1.5% (Continued)
17,628	Bank Leumi Le-Israel BM	$ 327,211
		651,769
	Italy - 1.6%
57,255	Intesa Sanpaolo SpA	346,158
5,043	UniCredit SpA	372,150
		718,308
	Japan - 8.5%
41,400	Astellas Pharma, Inc.	433,372
5,268	Canon, Inc.	150,221
5,400	Central Japan Railway Company	125,730
7,100	Daiwa House Industry Company Ltd.	235,609
12,700	Hitachi Ltd.	395,585
20,400	Inpex Corporation	290,522
8,500	Komatsu Ltd.	274,232
2,000	Konami Group Corporation	272,159
6,000	Mitsui & Company Ltd.	123,347
3,057	Nippon Yusen KK	107,466
12,740	Nitto Denko Corporation	265,371
7,668	Otsuka Holdings Company Ltd.	371,364
6,800	Sompo Holdings, Inc.	201,663
4,500	Sumitomo Corporation	115,190
1,150	Sumitomo Realty & Development Company Ltd.	42,265
22,400	Suzuki Motor Corporation	247,554
3,500	Tokyo Gas Company Ltd.	117,190
		3,768,840
	Jersey - 0.2%
7,726	Amcor PLC	72,238

	Liberia - 0.6%
834	Royal Caribbean Cruises Ltd.	265,104

	Netherlands - 0.5%
2,906	Koninklijke Ahold Delhaize N.V.	114,807

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Netherlands - 0.5% (Continued)
3,606	Koninklijke Philips N.V.	$ 95,111
		209,918
	Norway - 0.6%
11,000	Equinor ASA	284,824

	Panama - 0.6%
8,459	Carnival Corporation(a)	251,824

	Switzerland - 0.4%
1,989	Logitech International S.A.	184,738

	United Kingdom - 4.7%
4,933	3i Group plc	270,429
72,421	Barclays PLC	355,123
5,119	British American Tobacco plc	273,121
85,434	BT Group PLC	233,669
4,898	Imperial Brands plc	191,082
27,230	Rolls-Royce Holdings plc	385,507
24,861	Tesco PLC	139,671
205,492	Vodafone Group plc	222,589
		2,071,191
	United States - 68.3%
1,522	Allstate Corporation (The)	309,346
3,935	Altria Group, Inc.	243,734
2,854	AppLovin Corporation, Class A(a)	1,115,058
25,808	AT&T, Inc.	707,397
5,669	Bank of New York Mellon Corporation (The)	575,120
4,949	Capital One Financial Corporation	1,064,035
4,538	Carvana Company(a)	1,770,591
3,535	Centene Corporation(a)	92,157
1,808	Charter Communications, Inc., Class A(a)	487,003
755	Cigna Group (The)	201,872
23,451	Cisco Systems, Inc.	1,596,544
1,763	CME Group, Inc.	490,608

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	United States - 68.3% (Continued)
19,648	Comcast Corporation, Class A	$ 652,903
29,409	Corning, Inc.	1,859,825
5,140	Corteva, Inc.	370,748
11,114	Coterra Energy, Inc.	271,070
3,590	CVS Health Corporation	222,939
10,298	eBay, Inc.	944,841
3,965	Edison International	206,656
606	Elevance Health, Inc.	171,546
446	EMCOR Group, Inc.	279,861
2,795	Entergy Corporation	252,752
2,690	Expand Energy Corporation	281,858
1,001	Expedia Group, Inc.	180,400
4,422	Fidelity National Financial, Inc.	249,533
2,237	Fidelity National Information Services, Inc.	177,640
1,086	Fiserv, Inc.(a)	150,889
26,824	Gen Digital, Inc.	791,040
7,427	General Motors Company	396,156
6,595	Gilead Sciences, Inc.	740,553
710	HCA Healthcare, Inc.	251,333
3,370	Howmet Aerospace, Inc.	605,825
8,987	Jabil, Inc.	2,005,629
906	Labcorp Holdings, Inc.	235,632
967	Lockheed Martin Corporation, Class B	407,088
5,068	Masco Corporation	345,283
1,834	Newmont Corporation	113,891
2,308	NRG Energy, Inc.	385,898
2,994	PayPal Holdings, Inc.(a)	205,867
31,336	Pfizer, Inc.	729,815
1,808	Philip Morris International, Inc.	296,602
3,780	RTX Corporation	595,615
1,225	Simon Property Group, Inc.	200,643
1,190	Snap-on, Inc.	382,216
2,077	Sprouts Farmers Market, Inc.(a)	314,749
8,676	SS&C Technologies Holdings, Inc.	741,624

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	United States - 68.3% (Continued)
15,072	Tapestry, Inc.	$ 1,628,228
7,532	Twilio, Inc., Class A(a)	971,628
2,979	Tyson Foods, Inc., Class A	155,802
4,068	United Airlines Holdings, Inc.(a)	359,245
5,135	US Foods Holding Corporation(a)	427,900
2,534	Ventas, Inc.	170,234
15,849	Verizon Communications, Inc.	677,703
5,380	VICI Properties, Inc.	175,388
5,286	Williams Companies, Inc. (The)	316,896
9,250	Zoom Video Communications, Inc.(a)	684,962
		30,240,372

	TOTAL COMMON STOCKS (Cost $35,275,165)	43,754,879

	TOTAL INVESTMENTS - 98.9% (Cost $35,275,165)	$ 43,754,879
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	507,848
	NET ASSETS - 100.0%	$ 44,262,727

Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.